Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Compass Minerals International, Inc. 401(k) Savings Plan
Employer Identification Number 36-3972986, Plan 001
Form 5500 Schedule H, Line 4i
Schedule of Assets (Held at End of Year)
As of December 31, 2025

	Identity of issuer, borrower, lessor or similar party	Description of investment including maturity date, collateral, par or maturity value	Number of Shares/Units	Current Value
	Columbia	Columbia Trust Dividend Income Fund Institutional 1 - Common Collective Trust	228,311	$4,504,585
	T. Rowe Price	International Discovery I	18,334	1,376,306
	BlackRock	BlackRock Total Return Bond Fund Class 6 - Common Collective Trust	36,349	440,485
	Franklin Templeton	Franklin Small Cap Value GG Trust CIT Class R - Common Collective Trust	2,349	54,165
	Invesco US	Invesco Mid Cap Growth Trust Class B1 - Common Collective Trust	14	1,984
	MFS	MFS International Diversification Fund Class R3 - Mutual Fund	1,747	47,390
	Invesco US	Invesco Discovery Fund Class A - Mutual Fund	2,664	263,540
	John Hancock	John Hancock Funds Disciplined Value Mid Cap Fund Class R6 - Mutual Fund	3,665	100,629
*	Compass Minerals International, Inc.	Common Stock	79,316	1,557,758
	Principal Trust	Principal LifeTime Hybrid Income CIT X - Common Collective Trust	20,830	510,120
	Principal Trust	Principal LifeTime Hybrid 2015 CIT X - Common Collective Trust	26,970	925,085
	Principal Trust	Principal LifeTime Hybrid 2020 CIT X - Common Collective Trust	49,988	1,941,029
	Principal Trust	Principal LifeTime Hybrid 2025 CIT X - Common Collective Trust	230,665	9,955,522
	Principal Trust	Principal LifeTime Hybrid 2030 CIT X - Common Collective Trust	339,159	16,096,487
	Principal Trust	Principal LifeTime Hybrid 2035 CIT X - Common Collective Trust	390,414	20,336,664
	Principal Trust	Principal LifeTime Hybrid 2040 CIT X - Common Collective Trust	318,156	18,080,805
	Principal Trust	Principal LifeTime Hybrid 2045 CIT X - Common Collective Trust	220,914	13,473,563
	Principal Trust	Principal LifeTime Hybrid 2050 CIT X - Common Collective Trust	196,503	12,440,574
	Principal Trust	Principal LifeTime Hybrid 2055 CIT X - Common Collective Trust	164,540	10,635,862
	Principal Trust	Principal LifeTime Hybrid 2060 CIT X - Common Collective Trust	155,900	4,850,040
	Principal Trust	Principal LifeTime Hybrid 2065 CIT X - Common Collective Trust	151,427	3,276,883
	Principal Trust	Principal LifeTime Hybrid 2070 CIT X - Common Collective Trust	12,590	196,281
*	Fidelity	Fidelity Government Money Market Fund Class K6	6,328,098	6,328,098
*	Fidelity	Fidelity Small Cap Index Fund – Mutual Fund	40,741	1,260,121
*	Fidelity	Fidelity Middle Cap Index Fund – Mutual Fund	71,725	2,648,799
*	Fidelity	Fidelity 500 Index – Mutual Fund	54,399	12,931,742
*	Fidelity	Fidelity International Index – Mutual Fund	50,478	3,069,050
*	Fidelity	Fidelity U.S. Bond Index – Mutual Fund	179,707	1,897,708
*	Fidelity	Fidelity Growth Company – Mutual Fund	518,406	24,790,178
*	Fidelity	Fidelity Government Money Market	74	74
*	Fidelity**	Brokeragelink (self-directed)	—	1,869,779
	PIMCO	PIMCO Income A - Mutual Fund	214,848	2,361,178
*	Fidelity	Stock Purchase Cash Account	—	706
	Plan Participants	Interest rates 4.25% - 9.50% maturing through 2033	—	3,806,939
				182,030,129

* Represents a party-in-interest.
** Includes Fidelity investments.